Note 11 - Share Capital - Restricted Share Rights (Details) - Restricted share rights [member]	12 Months Ended
	Nov. 30, 2021 $ / shares	Nov. 30, 2020 $ / shares
Statement Line Items [Line Items]
Balance, Number of RSRs	49,040	207,488
Balance, Weighted Average Value (in CAD per share)	$ 2.88	$ 1.05
Granted, Number of RSRs	50,000	67,750
Granted, Weighted Average Value (in CAD per share)	$ 1.83	$ 2.88
Vested, Number of RSRs	(36,540)	(226,198)
Vested, Weighted Average Value (in CAD per share)	$ 2.88	$ 1.20
Balance, Number of RSRs	62,500	49,040
Balance, Weighted Average Value (in CAD per share)	$ 2.04	$ 2.88